Goodwill	12 Months Ended
Dec. 31, 2025
Goodwill [Abstract]
GOODWILL

Note 12:- Goodwill

The following table summarizes the changes in the carrying amount of goodwill for the years ended December 31, 2025 and 2024:

	December 31,
	2025	2024

Opening balance	$975,080	$936,581
Acquisition of subsidiaries	91,184	45,357
Deconsolidation of a subsidiary	(484,207)	-
Foreign currency translation adjustments and other classifications	64,186	(6,858)
Closing balance	$646,243	$975,080

The Group performed annual impairment tests as of December 31, 2025, 2024 and 2023 and did not identify any impairment losses (see Note 2(18)). For more information regarding allocation of goodwill to each cash-generating unit see Note 25(b).

The perpetual growth rates and discount rates (corresponding to the weighted average cost of capital – “WACC”) applied for impairment testing purposes in 2025 and 2024 were as follows:

	2025		2024
	discount rate	Terminal growth rate	discount rate	Terminal growth rate

Matrix (1)	10%-10.1%	3%-4%	10.9%-11.1%	3%
Sapiens (2)	-	-	12.5%	1.1%-3%
Magic Software (3)	13.5%	3%	12.5%	3%
Other consolidated subsidiaries (4)	13.5%	3%	13.5%	3%

(1)	The goodwill allocated to the operating segment Matrix is mainly related to two groups of cash-generating units. Cash flows are discounted using weighted discount rates that range between 10% to 10.1% and a fixed growth rate of 3% in 2025 (2024 - weighted discount rates that range between 10.9% to 11.1% and fixed growth rates of 3%). The carrying amount of goodwill allocated to the other groups of cash-generating units included in Matrix is immaterial.

(2)	The goodwill allocated to the operating segment Sapiens is mainly related to two groups of cash-generating units. Cash flows are discounted using a weighted discount rate of 12.5% and a growth rate that range between 1.1% to 3% in 2024. The carrying amount of goodwill allocated to the other groups of cash-generating units included in Sapiens is immaterial.

(3)	The goodwill allocated to the operating segment Magic Software is related to four groups of cash-generating units. Cash flows are discounted using weighted discount rates of 13.5% and a fixed growth rate of 3% in 2025 (2024 - weighted discount rates of 12.5% and fixed growth rates of 3%). The carrying amount of goodwill allocated to the other groups of cash-generating units included in Magic Software is immaterial.

(4)	Goodwill is allocated across multiple groups of cash-generating units. The carrying amount of goodwill allocated to each group of cash-generating units is immaterial. The Group performed sensitivity analyses regarding the main assumptions in the impairment tests. No impairment of the goodwill tested would be recognized in the event of a reasonably possible change in the assumptions used in 2025 (the same was true for 2024). The Group performed annual impairment tests as of December 31, 2025, 2024 and 2023 and did not identify any impairment losses.